Cover - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2022
Entity File Number	001-38705
Entity Registrant Name	ALITHYA GROUP INC.
Entity Incorporation, State or Country Code	A8
Entity Address, Address Line One	1100, Robert-Bourassa Boulevard, Suite 400
Entity Address, City or Town	Montréal, Québec
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3B 3A5
City Area Code	+1 (514)
Local Phone Number	285-5552
Title of 12(b) Security	Class A subordinate voting shares
Trading Symbol	ALYA
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001734520
Auditor Name	KPMG LLP	Raymond Chabot Grant Thornton LLP
Auditor Location	Montréal, Canada	Montréal, Canada
Auditor Firm ID	85	1232
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	28, Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10005
City Area Code	+1 (212)
Local Phone Number	590-9200
Contact Personnel Name	CT Corporation System
Class A Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	85,554,000
Class B Shares
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	7,171,616